Assets Pledged as Collateral or for Security (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Assets Pledged as Collateral or for Security
The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$2,587,110	$2,627,606	$85,506
Property, plant and equipment	114,390	105,237	3,425
Investment properties	20,796,862	20,196,582	657,227
Other financial assets (including current and non-current)	444,358	454,122	14,778

	$23,942,720	$23,383,547	$760,936